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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 9/30/03
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DG Capital Management, Inc.
                 -------------------------------
   Address:      101 Arch Street, Suite 650
                 -------------------------------
                 Boston, MA 02110
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-06035
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly Voss
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   617-896-1500
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Kimberly Voss                Boston, MA          11/13/03
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 80
                                        --------------------

Form 13F Information Table Value Total: 258,495
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                      FORM 13F INFORMATION TABLE

      COLUMN 1              COLUMN 2    COLUMN 3 COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
-------------------------  ----------- --------- --------  ----------------------- ------------  ---------  ------------------------
                            TITLE OF              VALUE       SHRS OR   SH/  PUT/  INVESTMENT     OTHTER         VOTING AUTHORITY
NAME OF ISSUER               CLASS       CUSIP   (X $1000)    PRN AMT   PRN  CALL  DISCRETION     MANAGERS     SOLE      SHARED NONE
AETNA INC                    COMMON     00817Y108   6,085      99,700   SH            SOLE                      99,700
ALLSTATE CORP                COMMON     020002101   4,245     116,200   SH            SOLE                     116,200
AMERICAN INTL GROUP INC      COMMON     026874107   7,097     123,000   SH            SOLE                     123,000
AMERICAN STD COS INC         COMMON     029712106   3,539      42,000   SH            SOLE                      42,000
ANTHEM INC                   COMMON     03674B104   5,706      80,000   SH            SOLE                      80,000
AOL-TIME WARNER INC          COMMON     00184A105   2,871     190,000   SH            SOLE                     190,000
BEAR STEARNS COS INC         COMMON     073902108   6,732      90,000   SH            SOLE                      90,000
BLOCKBUSTER INC              COMMON     093679108   4,200     200,000   SH            SOLE                     200,000
BURLINGTON RES               COMMON     122014103   2,964      61,500   SH            SOLE                      61,500
C-COR.NET CORP               COMMON     125010108     696     105,466   SH            SOLE                     105,466
CEC ENTMT INC                COMMON     125137109   1,470      37,500   SH            SOLE                      37,500
CENDANT CP                   COMMON     151313103   6,542     350,000   SH            SOLE                     350,000
CHECK POINT SOFTWARE         COMMON     M22465104   2,947     175,000   SH            SOLE                     175,000
CIT GROUP INC                COMMON     125581108   5,608     195,000   SH            SOLE                     195,000
CONTINENTAL AIRLS IN         COMMON     210795308   3,044     183,600   SH            SOLE                     183,600
COVENTRY HEALTH CARE         COMMON     222862104   3,692      70,000   SH            SOLE                      70,000
COX COMMUNICATIONS INC       COMMON     224044107   3,162     100,000   SH            SOLE                     100,000
CRYSTALLEX INTERNATIONAL     COMMON     22942F101     809     350,000   SH            SOLE                     350,000
DEVON ENERGY CORP            COMMON     25179M103   2,891      60,000   SH            SOLE                      60,000
DURBAN ROODEPRT ADR          COMMON     266597301   3,432   1,200,000   SH            SOLE                   1,200,000
EL PASO CORP                 COMMON     28336L109   2,555     350,000   SH            SOLE                     350,000
ENGELHARD CORP               COMMON     292845104   2,767     100,000   SH            SOLE                     100,000
FISHER SCIENTIFIC IN         COMMON     338032204   5,954     150,000   SH            SOLE                     150,000
FRONTIER OIL CORP            COMMON     35914P105   1,332      90,600   SH            SOLE                      90,600
FURNITURE BRANDS INT         COMMON     360921100     795      33,000   SH            SOLE                      33,000
GTECH HLDGS CORP             COMMON     400518106   4,285     100,000   SH            SOLE                     100,000
H&R BLOCK INC                COMMON     093671105   3,754      87,000   SH            SOLE                      87,000
HARMONY GOLD MINING CO       COMMON     413216300   1,984     136,900   SH            SOLE                     136,900
HARRAHS ENTMT INC            COMMON     413619107   3,369      80,000   SH            SOLE                      80,000
HARTFORD FINANCIAL           COMMON     416515104   5,263     100,000   SH            SOLE                     100,000
HECLA MNG CO                 COMMON     422704106   1,310     250,000   SH            SOLE                     250,000
HOLLYWOOD ENTERTAINMENT      COMMON     436141105   5,517     324,500   SH            SOLE                     324,500
INFINITY PROP & CASUALTY     COMMON     45665Q103   5,257     187,000   SH            SOLE                     187,000
INTERNATIONAL RECTIFIER      COMMON     460254105      25         670   SH    PUT     SOLE                         670
INTERNATIONAL RECTIFIER      COMMON     460254105   2,508      67,000   SH            SOLE                      67,000
INTER-TEL INC                COMMON     458372109   1,350      55,000   SH            SOLE                      55,000
JANUS CAPITAL GROUP          COMMON     47102X105   2,235     160,000   SH            SOLE                     160,000
JOY GLOBAL INC               COMMON     481165108   2,670     167,500   SH            SOLE                     167,500
KELLOGG CO                   COMMON     487836108   5,836     175,000   SH            SOLE                     175,000
KINROSS GOLD CORPPORATION    COMMON     496902206   3,394     455,000   SH            SOLE                     455,000
LAIDLAW INTERNATIONAL        COMMON     50730R102   3,255     330,500   SH            SOLE                     330,500
LEHMAN BROS                  COMMON     524908100   6,217      90,000   SH            SOLE                      90,000
MASCO CORP                   COMMON     574599106   4,896     200,000   SH            SOLE                     200,000
MAXTOR CORP                  COMMON     577729205   3,243     266,500   SH            SOLE                     266,500
MERCK & CO                   COMMON     589331107   5,062     100,000   SH            SOLE                     100,000
MERRILL LYNCH                COMMON     590188108   5,567     104,000   SH            SOLE                     104,000
MICHAELS STORES INC          COMMON     594087108   2,446      60,000   SH            SOLE                      60,000
MICROCHIP TECHNOLOGY         COMMON     595017104      24       1,000   SH    PUT     SOLE                       1,000
MICROCHIP TECHNOLOGY INC     COMMON     595017104   2,396     100,000   SH            SOLE                     100,000
MID ATLANTIC MED SVC         COMMON     59523C107   3,415      66,400   SH            SOLE                      66,400
MILLENNIUM PHARMA            COMMON     599902103     618      40,000   SH            SOLE                      40,000
MORGAN STANLEY               COMMON     617446448   4,037      80,000   SH            SOLE                      80,000
NET2PHONE                    COMMON     64108N106     631     100,000   SH            SOLE                     100,000
NETSCREEN TECHNOLOGIES       COMMON     64117V107   1,612      72,500   SH            SOLE                      72,500
NETWK APPLIANCE              COMMON     64120L104   3,080     150,000   SH            SOLE                     150,000
NEXTEL COMMUNICATIONS        COMMON     65332V103   8,554     434,000   SH            SOLE                     434,000
NII HOLDINGS INC-CL B        COMMON     62913F201   7,270     122,500   SH            SOLE                     122,500
OCULAR SCIENCES INC          COMMON     675744106   2,113      95,000   SH            SOLE                      95,000
OMI CORP                     COMMON     Y6476W104   3,842     580,300   SH            SOLE                     580,300
PC-TEL INC                   COMMON     69325Q105   1,336     125,000   SH            SOLE                     125,000
RUBY TUESDAY INC             COMMON     781182100   2,773     115,000   SH            SOLE                     115,000
SANDERS MORRIS HARRIS GRP    COMMON     80000Q104      15       1,663   SH            SOLE                       1,663
SCIENTIFIC GAMES COR         COMMON     80874P109   1,815     159,200   SH            SOLE                     159,200
SEAGATE TECHNOLOGY           COMMON     G7945J104   2,040      75,000   SH            SOLE                      75,000
SMITH INTERNATIONAL INC      COMMON     832110100   2,303      64,000   SH            SOLE                      64,000
SUN MICROSYSTEMS INC         COMMON     866810104   3,352   1,012,600   SH            SOLE                   1,012,600
TEEKAY SHIPPING CORP         COMMON     Y8564W103   3,807      90,000   SH            SOLE                      90,000
TEKELEC                      COMMON     879101103   1,491      95,000   SH            SOLE                      95,000
TIVO INC                     COMMON     888706108   1,927     260,000   SH            SOLE                     260,000
TRIDENT MICROSYSTEMS INC     COMMON     895919108     393      30,000   SH            SOLE                      30,000
TYSON FOODS INC              COMMON     902494103   1,660     117,500   SH            SOLE                     117,500
UNIONBANCAL CORP             COMMON     908906100   4,643      93,600   SH            SOLE                      93,600
VERISIGN INC                 COMMON     92343E102   3,029     225,000   SH            SOLE                     225,000
VERITAS SOFTWARE             COMMON     923436109      32       1,000   SH    PUT     SOLE                       1,000
VERITAS SOFTWARE             COMMON     923436109   3,215     102,000   SH            SOLE                     102,000
VIASAT INC                   COMMON     92552V100   1,916     107,400   SH            SOLE                     107,400
WABASH NATL CORP             COMMON     929566107   2,552     160,000   SH            SOLE                     160,000
WACHOVIA CORPORATION         COMMON     929903102   3,913      95,000   SH            SOLE                      95,000
WELLCHOICE INC               COMMON     949475107   5,378     178,500   SH            SOLE                     178,500
WESTERN DIGITAL CORP         COMMON     958102105   2,739     212,500   SH            SOLE                     212,500